SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents [Abstract]
Period of federal funds transactions	1 day
Loans, credit risk and allowance for loan losses [Abstract]
Number of days delinquent loans are charged off for closed-end loans	120 days
Number of days delinquent loans are charged off for revolving lines of credit	180 days
Age of loans placed into nonaccrual status	90 days
Age of loans identified with loss element	90 days
Loans that are individually evaluated for impairment for banking subsidiaries, minimum	$ 250,000
Loans that are individually evaluated for impairment for banking subsidiaries, maximum	500,000
Total assets of banking subsidiaries with loans individually evaluated	200,000,000
Amount of impairment	0
Expiration period of debt obligations	1 year
Interest and fees on loans [Abstract]
Net deferred cost	$ 1,200,000	$ 1,600,000
Age of loans with nonaccrual status	90 days
Share-Based Compensation [Abstract]
Restricted common stock award vesting period, minimum	4 years
Restricted common stock award vesting period, maximum	15 years
Federal Income Taxes [Abstract]
Percentage of ownership in subsidiaries that the company files a consolidated federal income tax return (in hundredths)	80.00%
New Accounting Standards [Abstract]
Number of separate and consecutive statements	2
Equipment, furniture, and software [Member] | Minimum [Member]
Premises and Equipment [Line Items]
Estimated useful lives	3 years
Equipment, furniture, and software [Member] | Maximum [Member]
Premises and Equipment [Line Items]
Estimated useful lives	7 years
Building [Member]
Premises and Equipment [Line Items]
Estimated useful lives	40 years